Loans - Age Analysis of Past Due Loans, Segregated by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 12,505	$ 9,627
Total Past Due Loans	19,902	15,014
Current Loans	410,366	376,481
Total Gross Loans	430,268	391,495
Accruing Loans 90 or more Days Past Due	76	880
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	11,219	8,284
Total Past Due Loans	18,565	13,609
Current Loans	322,598	312,003
Total Gross Loans	341,163	325,612
Accruing Loans 90 or more Days Past Due	25	855
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,126	578
Total Past Due Loans	1,147	578
Current Loans	31,986	42,655
Total Gross Loans	33,133	43,233
Accruing Loans 90 or more Days Past Due	21
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	947	889
Total Past Due Loans	951	906
Current Loans	22,342	25,557
Total Gross Loans	23,293	26,463
Accruing Loans 90 or more Days Past Due	4
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	5,131	4,606
Total Past Due Loans	5,704	5,443
Current Loans	98,342	98,727
Total Gross Loans	104,046	104,170
Accruing Loans 90 or more Days Past Due		131
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	4,015	2,211
Total Past Due Loans	10,763	6,682
Current Loans	169,928	145,064
Total Gross Loans	180,691	151,746
Accruing Loans 90 or more Days Past Due		724
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	257	137
Total Past Due Loans	269	140
Current Loans	62,211	39,228
Total Gross Loans	62,480	39,368
Accruing Loans 90 or more Days Past Due	12	3
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	245	115
Total Past Due Loans	257	118
Current Loans	61,168	38,215
Total Gross Loans	61,425	38,333
Accruing Loans 90 or more Days Past Due	12	3
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	12	22
Total Past Due Loans	12	22
Current Loans	1,043	1,013
Total Gross Loans	1,055	1,035
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,029	1,206
Total Past Due Loans	1,068	1,265
Current Loans	25,557	25,250
Total Gross Loans	26,625	26,515
Accruing Loans 90 or more Days Past Due	39	22
Consumer Portfolio Segment [Member] | Credit Card Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	12	27
Total Past Due Loans	21	33
Current Loans	1,040	1,042
Total Gross Loans	1,061	1,075
Accruing Loans 90 or more Days Past Due	9	6
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,017	1,179
Total Past Due Loans	1,047	1,232
Current Loans	24,517	24,208
Total Gross Loans	25,564	25,440
Accruing Loans 90 or more Days Past Due	30	16
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	7,397	5,387
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	7,346	5,325
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	21
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	4	17
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	573	837
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	6,748	4,471
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	12	3
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	12	3
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	39	59
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	9	6
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 30	$ 53